S000046193 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg U.S. MBS Index
Prospectus [Line Items]
Average Annual Return, Percent		8.58%	0.15%	1.59%
ICE BofA® Constrained Duration US Mortgage Backed Securities Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.46%	1.09%	2.08%
FlexShares Disciplined Duration MBS Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		7.13%	0.48%	1.59%
FlexShares Disciplined Duration MBS Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.29%	(0.89%)	0.24%
FlexShares Disciplined Duration MBS Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.19%	(0.23%)	0.62%

[1]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs, which may be higher or lower than the actual transaction costs incurred by the Fund.